Debt - Second Lien Convertible Notes, 1.5 Lien Notes, 1.25 Lien Notes, Other notes payable (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			3 Months Ended		12 Months Ended				48 Months Ended
	Mar. 31, 2020	Jun. 30, 2019	Feb. 28, 2019	May 31, 2016	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2019
Debt
Interest-in-kind					$ 100	$ 100
Convertible Notes
Debt
Interest rate (as a percent)	15.00%				15.00%		15.00%				15.00%
Proceeds from issuance of notes					$ 7,800	6,700	$ 90,000
Initial conversion price (in dollars per share)	$ 1.67				$ 1.67		$ 1.67				$ 1.67
1.5 Lien Notes
Debt
Interest rate (as a percent)				15.00%
Proceeds from issuance of notes				$ 10,000	$ 5,100	4,500	$ 0	$ 28,000	$ 41,000	$ 26,200	$ 95,200
Repurchase price (as a percent)				110.00%
Redemption price (as a percent)				110.00%
Interest-in-kind							18,780	$ 14,023	$ 7,512	$ 1,535	$ 41,850
1.25 Lien Notes
Debt
Interest rate (as a percent)			15.00%
Proceeds from issuance of notes	$ 97,000		$ 18,000		33,400		77,200
Interest in-kind notes
Debt
Proceeds from issuance of notes					$ 3,400	$ 300	$ 5,200
Other note payable
Debt
Interest rate (as a percent)								5.00%
Delayed payment fee (as a percent)		5.50%					2.00%	2.00%
Delayed payment fee							$ 100	$ 100